Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accrued Expenses and Other Liabilities
13.	ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2020	2021
	RMB	RMB
Accrued payroll related expenses	70,412	114,496
Accrued advertising and marketing expenses	77,948	79,662
Accrued storage and transportation fees	59,631	38,269
Accrued leasehold improvement costs	56,490	33,370
Other taxes payable	83,040	22,886
Payable related to repurchase of ordinary shares	-	7,166
Refund obligation of sales return	3,918	4,530
Others	60,505	70,152
	411,944	370,531